Basis of preparation and significant accounting policies - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 7,287	€ 3,674	€ 4,776
Adjustment of the EU IAS 39 carve-out	(4,455)	11,856	1,603
Tax effect of the adjustment	1,308	(3,405)	(429)
Effect of adjustment after tax	(3,147)	8,451	1,174
Shareholders of the parent	€ 4,140	€ 12,126	€ 5,951